Principal Investors Fund, Inc. PRINCIPAL LIFETIME FUNDS PROFILE Select
The date of this profile is May 30, 2008

This Profile summarizes key information about the Principal LifeTime Funds that are included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Principal LifeTime Funds, including a more detailed description of the risks associated with investing in these Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.

Principal Investors Fund, Inc. offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor’s particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as “target date funds.” The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income (the “Principal LifeTime Funds”).

Objective:	The investment objective of each of the Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, and 2055 Funds is to seek a total return consisting of long-term growth of capital and current income.

The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.

Main Strategies and Risks
To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the “underlying funds”) that Principal Management Corporation (“Principal”), the manager of the Funds, and Principal Global Investors, LLC (“PGI”), the Funds’ Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. Each of the Principal LifeTime Funds may invest in any of the Institutional Class shares of the equity funds or fixed-income funds of Principal Investors Fund, at the sub-advisors discretion. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund’s assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, “hybrid” securities (such as real estate securities and preferred securities, which may produce current income as well as capital gains) and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund’s Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal

LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund’s underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.

There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund’s shares is affected by changes in the value of the securities it owns. The Fund’s performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund’s overall price swings. However, the Fund’s share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund’s assets rise or fall, the Fund’s share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in stocks, the greater the potential exposure to the following risks:

•	Equity Securities Risk
•	Derivatives Risk
•	Active Trading Risk
•	Growth Stock Risk
•	Market Segment (Large Cap) Risk
•	Underlying Fund Risk
•	Value Stock Risk
•	Exchange Rate Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in bonds or other forms of fixed-income securities, the greater the potential exposure to the following risks:

•	Fixed-Income Risk
•	U.S. Government Sponsored Securities Risk
•	Municipal Securities Risk
•	High Yield Securities Risk
•	Portfolio Duration Risk
•	U.S. Government Securities Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest in foreign investments, the greater the potential exposure to the following risks:

•	Foreign Securities Risk
•	Market Segment Risk
•	Exchange Rate Risk
•	Derivatives Risk
•	Small Company Risk

Each Principal LifeTime Fund is also subject to the following risks:

Securities Lending Risk. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.

PGI has provided investment advice to each Principal LifeTime Fund since its inception.

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

As of October 31, 2007, each Principal LifeTime Fund’s assets were allocated among the underlying funds as identified in the table below. The allocations for the Principal LifeTime 2015, Principal LifeTime 2025, Principal LifeTime 2035, Principal LifeTime 2045, and Principal LifeTime 2055 Funds because they did not commence operations until February 29, 2008 are estimated.

											Principal
	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2015	2020	2025	2030	2035	2040	2045	2050	2055	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Bond & Mortgage Securities Fund	25.62%	23.00%	18.78%	15.20%	10.32%	7.90%	4.65%	3.20%	1.90%	2.10%	42.84%
Disciplined LargeCap Blend Fund	9.41	8.37	11.37	10.21	12.37	11.60	12.57	12.49	12.45	12.70	3.78
High Yield Fund	2.01	4.70	2.86	5.00	3.29	5.00	3.56	5.00	3.65	4.90	—
High Yield Fund II	0.65	—	0.83	—	0.91	—	0.95	—	1.00	—	—
Inflation Protection Fund	3.40	1.50	—	—	—	—	—	—	—	—	13.00
International Emerging Markets Fund	2.93	2.80	3.94	3.50	4.52	3.90	5.07	4.20	5.10	4.00	—
International Growth Fund	9.13	9.31	11.60	11.35	13.31	12.86	14.34	13.84	15.10	14.30	4.14
LargeCap Growth Fund	4.28	4.35	5.14	5.30	6.21	6.03	6.74	6.49	7.26	6.60	2.02
LargeCap Value Fund	2.54	3.16	3.09	3.86	3.79	4.39	4.24	4.72	4.46	4.80	1.55
Partners International Fund	5.16	4.88	6.23	5.95	7.17	6.75	7.82	7.26	7.86	7.50	2.48
Partners LargeCap Blend Fund I	4.94	4.42	5.78	5.38	6.25	6.12	6.61	6.59	6.51	6.70	2.33
Partners LargeCap Growth Fund I	4.26	5.14	5.65	6.27	6.50	7.13	7.65	7.67	7.97	7.80	1.64
Partners LargeCap Value Fund	2.47	3.17	3.15	3.86	3.57	4.39	4.20	4.72	4.40	4.80	1.67
Partners LargeCap Value Fund I	2.57	3.17	3.24	3.86	3.83	4.39	4.26	4.72	4.65	4.80	—
Partners MidCap Growth Fund	—	1.19	1.43	1.45	1.76	1.64	1.84	1.77	1.96	1.80	—
Partners MidCap Value Fund I	—	1.19	1.12	1.45	1.51	1.64	1.59	1.77	1.68	1.80	—
Partners SmallCap Growth Fund I	—	1.19	—	1.45	1.16	1.64	1.49	1.77	1.88	1.80	—
Partners SmallCap Growth Fund III	1.55	1.19	1.92	1.45	1.62	1.64	1.69	1.77	1.77	1.80	—
Partners SmallCap Value Fund I	—	1.19	—	1.45	0.96	1.64	1.30	1.77	1.64	1.80	—
Preferred Securities Fund	6.21	6.30	5.22	5.30	4.23	4.30	3.23	3.30	2.67	3.00	6.59
Real Estate Securities Fund	5.82	6.30	4.81	5.30	3.93	4.30	3.38	4.00	3.40	4.00	4.36
SmallCap S&P 600 Index Fund	2.37	0.79	2.11	0.96	1.32	1.10	1.29	1.18	1.09	1.20	1.65
SmallCap Value Fund	1.40	1.19	1.73	1.45	1.47	1.64	1.53	1.77	1.60	1.80	—
Ultra Short Bond Fund	3.28	1.50	—	—	—	—	—	—	—	—	11.95

Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Historical Performance
The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund’s total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund’s investment return is net of the operating expenses of each of the underlying funds.

Principal LifeTime 2010 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Select Class is -6.25%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	8.61%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-5.54%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Select Class	-4.67	8.52	5.22
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2010 Blended Index(2)	0.84	9.23	5.27
Morningstar Target-Date 2000-2014 Category Average	-0.35	7.00	4.30

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Select class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 41.9% Russell 3000 Index, 15.1% MSCI EAFE NDTR-D Index, and 43.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended Index will be 40.9% Russell 3000 Index, 14.6% MSCI EAFE NDTR-D Index, and 44.5% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2015 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Select*
Management Fees	0.1225%
12b-1 Fees	0.1000
Other Expenses	0.3000

Total Gross Operating Fees and Expenses	0.5225%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7000

Total Annual Fund Operating Expenses	1.2225%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.5525% for Select Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Select Class	$125	$388

Principal LifeTime 2020 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Select Class is -7.37%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	10.23%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-7.68%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Select Class	-4.54	10.23	5.83
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2020 Blended Index(2)	-0.84	10.54	5.48
Morningstar Target-Date 2015-2029 Category Average	-3.12	9.39	4.55

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Select class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 51.1% Russell 3000 Index, 19.4% MSCI EAFE NDTR-D Index, and 30.5% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 50.4% Russell 3000 Index, 19.1% MSCI EAFE NDTR-D Index, and 30.5% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2025 fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Select*
Management Fees	0.1225%
12b-1 Fees	0.1000
Other Expenses	0.3000

Total Gross Operating Fees and Expenses	0.5225%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7400

Total Annual Fund Operating Expenses	1.2625%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.5525% for Select Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Select Class	$128	$397

Principal LifeTime 2030 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

(1)	During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown in the table for Life of Fund is greater than it would have been without the redemption.

The year-to-date return as of March 31, 2008 for the Select Class is -8.30%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	11.45%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-10.08%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years		Life of Fund*
Select Class	-4.63	11.55	(1)	5.95	(1)
S&P 500 Index	-5.08	11.32		2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58		5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40		8.04
Russell 3000 Index(2)	-6.06	12.07		3.40
Principal LifeTime 2030 Blended Index(3)	-2.02	11.32		5.43
Morningstar Target-Date 2030+ Category Average	-4.93	11.43		4.43

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Select class was first sold (March 1, 2001).

(1)	During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown in the table for 5 years and Life of Fund are greater than they would have been without the redemption.

(2)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(3)	The weightings for this blended index as of March 31, 2007, were 57.3% Russell 3000 Index, 22.5% MSCI EAFE NDTR-D Index, and 20.2% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 56.7% Russell 3000 Index, 22.3% MSCI EAFE NDTR-D Index, and 21.0% Lehman Brothers Aggregate bond Index.

Principal LifeTime 2035 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Select*
Management Fees	0.1225%
12b-1 Fees	0.1000
Other Expenses	0.3000

Total Gross Operating Fees and Expenses	0.5225%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7500

Total Annual Fund Operating Expenses	1.2725%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.5525% for Select Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Select Class	$130	$404

Principal LifeTime 2040 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Select Class is -8.92%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	12.38%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-12.21%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Select Class	-4.71	11.76	5.80
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2040 Blended Index(2)	-2.88	12.10	5.44
Morningstar Target-Date 2030+ Category Average	-4.93	11.43	4.43

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Select class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 61.8% Russell 3000 Index, 24.7% MSCI EAFE NDTR-D Index, and 13.5% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 61.4% Russell 3000 Index, 24.6% MSCI EAFE NDTR-D Index, and 14.0% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2045 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Select*
Management Fees	0.1225%
12b-1 Fees	0.1000
Other Expenses	0.3200

Total Gross Operating Fees and Expenses	0.5425%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700

Total Annual Fund Operating Expenses	1.3125%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.5525% for Select Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Select Class	$134	$416

Principal LifeTime 2050 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Select Class is -9.26%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	13.49%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-14.77%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Select Class	-4.83	12.49	5.25
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2050 Blended Index(2)	-3.33	13.06	5.47
Morningstar Target-Date 2030+ Category Average	-4.93	11.43	4.43

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Select class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended Index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2055 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Select*
Management Fees	0.1225%
12b-1 Fees	0.1000
Other Expenses	0.4200

Total Gross Operating Fees and Expenses	0.6425%
Fee Reduction and/or Expense Reimbursement at Principal LifeTime Fund Level*	0.0900

Net Expenses	0.5525
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700

Total Annual Fund Operating Expenses	1.3225%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.5525% for the Select Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Select Class	$135	$419

Principal LifeTime Strategic Income Fund

Principal Investment Strategies
The Fund invests in underlying fixed-income funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Select Class is -4.05%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	7.05%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-3.43%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Select Class	-4.06	6.97	4.71
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime Strategic Income Blended Index(2)	4.74	8.50	5.47
Morningstar Target-Date 2000-2014 Category Average	-0.35	7.00	4.30

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Select class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of Investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Lehman Brothers Aggregate Bond Index.

Fees and Expenses of the Principal LifeTime Funds
The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Select Class shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2007. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2007.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Select Class Shares
							Principal
	Principal	Principal	Principal	Principal	Principal		LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime		Strategic
	2010	2020	2030	2040	2050		Income
For the year ended October 31, 2007	Fund	Fund	Fund	Fund	Fund(1)		Fund(1)
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%		0.1225%
12b-1 Fees	0.1000	0.1000	0.1000	0.1000	0.1000		0.1000
Other Expenses*	0.2800	0.2800	0.2800	0.2800	0.2900		0.2900

Total Gross Operating Fees and Expenses	0.5025%	0.5025%	0.5025%	0.5025%	0.5125	%(1)	0.5125	%(1)
Acquired Fund (Underlying Fund) Operating Expenses	0.6500	0.7000	0.7300	0.7500	0.7600		0.5500

Total Annual Fund Operating Expenses	1.1525%	1.2025%	1.2325%	1.2525%	1.2725%		1.0625%

* Other Expenses Include:
Service Fee	0.15%	0.15%	0.15%	0.15%	0.15%		0.15%
Administrative Service Fee	0.13	0.13	0.13	0.13	0.13		0.13

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
The examples are intended to help you compare the cost of investing in a LifeTime Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all your shares at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses, including the operating expenses of the underlying funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Select Class Shares
	Number of years you own your shares
	1	3	5	10
Principal LifeTime 2010 Fund	$117	$366	$634	$1,400
Principal LifeTime 2020 Fund	123	382	661	1,457
Principal LifeTime 2030 Fund	126	391	677	1,491
Principal LifeTime 2040 Fund	128	397	688	1,514
Principal LifeTime 2050 Fund	130	404	698	1,537
Principal LifeTime Strategic Income Fund	108	338	586	1,297

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Manager

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio manager appointed by Principal for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio managers PGI have appointed for each Principal LifeTime Account are David M. Blake, Tim Dunbar, and Dirk Laschanzky. Messrs. Blake, Dunbar, Fennessey, Finnegan, Laschanzky, and Welch share day-to-day management of the Principal LifeTime Accounts according to their respective responsibilities which are described as follows. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Account’s strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James Fennessey, CFA. Mr. Fennessey is a Vice President of Principal. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a B.S. in Business Administration, with an emphasis in Finance and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

Michael P. Finnegan, CFA. Mr. Finnegan is a Chief Investment Officer of Principal and Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.

Randy L. Welch. Mr. Welch is a Vice President of Principal. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an M.B.A. from Drake University.

Sub-Advisor

Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor:	Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

Day-to-Day Management

David M. Blake, CFA. Mr. Blake is the executive director and chief investment officer of fixed income for Principal Global Investors. Prior to joining Principal Global Investors in 2000, he was a senior portfolio manager for Boatmen’s Capital Management, a subsidiary of Bank of America, where he began his career in 1989. Mr. Blake received both a bachelor’s degree and an MBA degree from Saint Louis University. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

Tim Dunbar. Mr. Dunbar is executive director and head of equities for Principal Global Investors. In this capacity, he oversees the business management and strategic direction of the firm’s equity group on a global basis. He joined the firm in 1986 and has held a wide range of investment management roles and has been a member of the Principal Global Investors senior management team for nearly five years. Most recently, he was responsible for overseeing asset management merger and acquisition activities. Mr. Dunbar received a bachelor’s degree from Iowa State University.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

Dirk Laschanzky, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

WE’LL GIVE YOU AN EDGEsm

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 388-29   ©2008 Principal Financial Services, Inc.   04/2008

Principal Investors Fund, Inc. PRINCIPAL LIFETIME FUNDS PROFILE Advisors Signature
The date of this profile is May 30, 2008

This Profile summarizes key information about the Principal LifeTime Funds that are included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Principal LifeTime Funds, including a more detailed description of the risks associated with investing in these Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.

Principal Investors Fund, Inc. offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor’s particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as “target date funds.” The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income (the “Principal LifeTime Funds”).

Objective:	The investment objective of each of the Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, and 2055 Funds is to seek a total return consisting of long-term growth of capital and current income.

The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.

Main Strategies and Risks
To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the “underlying funds”) that Principal Management Corporation (“Principal”), the manager of the Funds, and Principal Global Investors, LLC (“PGI”), the Funds’ Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. Each of the Principal LifeTime Funds may invest in any of the Institutional Class shares of the equity funds or fixed-income funds of Principal Investors Fund, at the sub-advisors discretion. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund’s assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, “hybrid” securities (such as real estate securities and preferred securities, which may produce current income as well as capital gains) and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund’s Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal

LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund’s underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.

There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund’s shares is affected by changes in the value of the securities it owns. The Fund’s performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund’s overall price swings. However, the Fund’s share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund’s assets rise or fall, the Fund’s share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in stocks, the greater the potential exposure to the following risks:

•	Equity Securities Risk
•	Derivatives Risk
•	Active Trading Risk
•	Growth Stock Risk
•	Market Segment (Large Cap) Risk
•	Underlying Fund Risk
•	Value Stock Risk
•	Exchange Rate Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in bonds or other forms of fixed-income securities, the greater the potential exposure to the following risks:

•	Fixed-Income Risk
•	U.S. Government Sponsored Securities Risk
•	Municipal Securities Risk
•	High Yield Securities Risk
•	Portfolio Duration Risk
•	U.S. Government Securities Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest in foreign investments, the greater the potential exposure to the following risks:

•	Foreign Securities Risk
•	Market Segment Risk
•	Exchange Rate Risk
•	Derivatives Risk
•	Small Company Risk

Each Principal LifeTime Fund is also subject to the following risks:

Securities Lending Risk. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.

PGI has provided investment advice to each Principal LifeTime Fund since its inception.

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

As of October 31, 2007, each Principal LifeTime Fund’s assets were allocated among the underlying funds as identified in the table below. The allocations for the Principal LifeTime 2015, Principal LifeTime 2025, Principal LifeTime 2035, Principal LifeTime 2045, and Principal LifeTime 2055 Funds because they did not commence operations until February 29, 2008 are estimated.

											Principal
	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2015	2020	2025	2030	2035	2040	2045	2050	2055	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Bond & Mortgage Securities Fund	25.62%	23.00%	18.78%	15.20%	10.32%	7.90%	4.65%	3.20%	1.90%	2.10%	42.84%
Disciplined LargeCap Blend Fund	9.41	8.37	11.37	10.21	12.37	11.60	12.57	12.49	12.45	12.70	3.78
High Yield Fund	2.01	4.70	2.86	5.00	3.29	5.00	3.56	5.00	3.65	4.90	—
High Yield Fund II	0.65	—	0.83	—	0.91	—	0.95	—	1.00	—	—
Inflation Protection Fund	3.40	1.50	—	—	—	—	—	—	—	—	13.00
International Emerging Markets Fund	2.93	2.80	3.94	3.50	4.52	3.90	5.07	4.20	5.10	4.00	—
International Growth Fund	9.13	9.31	11.60	11.35	13.31	12.86	14.34	13.84	15.10	14.30	4.14
LargeCap Growth Fund	4.28	4.35	5.14	5.30	6.21	6.03	6.74	6.49	7.26	6.60	2.02
LargeCap Value Fund	2.54	3.16	3.09	3.86	3.79	4.39	4.24	4.72	4.46	4.80	1.55
Partners International Fund	5.16	4.88	6.23	5.95	7.17	6.75	7.82	7.26	7.86	7.50	2.48
Partners LargeCap Blend Fund I	4.94	4.42	5.78	5.38	6.25	6.12	6.61	6.59	6.51	6.70	2.33
Partners LargeCap Growth Fund I	4.26	5.14	5.65	6.27	6.50	7.13	7.65	7.67	7.97	7.80	1.64
Partners LargeCap Value Fund	2.47	3.17	3.15	3.86	3.57	4.39	4.20	4.72	4.40	4.80	1.67
Partners LargeCap Value Fund I	2.57	3.17	3.24	3.86	3.83	4.39	4.26	4.72	4.65	4.80	—
Partners MidCap Growth Fund	—	1.19	1.43	1.45	1.76	1.64	1.84	1.77	1.96	1.80	—
Partners MidCap Value Fund I	—	1.19	1.12	1.45	1.51	1.64	1.59	1.77	1.68	1.80	—
Partners SmallCap Growth Fund I	—	1.19	—	1.45	1.16	1.64	1.49	1.77	1.88	1.80	—
Partners SmallCap Growth Fund III	1.55	1.19	1.92	1.45	1.62	1.64	1.69	1.77	1.77	1.80	—
Partners SmallCap Value Fund I	—	1.19	—	1.45	0.96	1.64	1.30	1.77	1.64	1.80	—
Preferred Securities Fund	6.21	6.30	5.22	5.30	4.23	4.30	3.23	3.30	2.67	3.00	6.59
Real Estate Securities Fund	5.82	6.30	4.81	5.30	3.93	4.30	3.38	4.00	3.40	4.00	4.36
SmallCap S&P 600 Index Fund	2.37	0.79	2.11	0.96	1.32	1.10	1.29	1.18	1.09	1.20	1.65
SmallCap Value Fund	1.40	1.19	1.73	1.45	1.47	1.64	1.53	1.77	1.60	1.80	—
Ultra Short Bond Fund	3.28	1.50	—	—	—	—	—	—	—	—	11.95

Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Historical Performance
The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund’s total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund’s investment return is net of the operating expenses of each of the underlying funds.

Principal LifeTime 2010 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Signature Class is -6.31%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	8.48%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-5.65%

The bar chart above shows year-by-year total returns for the Advisors Signature Class shares. For periods prior to the first full calendar year of operations of the Fund’s Advisors Signature Class shares, the annual returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Signature Class	-5.13	8.00	4.70
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2010 Blended Index(2)	0.84	9.23	5.27
Morningstar Target-Date 2000-2014 Category Average	-0.35	7.00	4.30

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Institutional Class was first sold (March 1, 2001).
For periods prior to the date on which the Advisors Signature Class began operations (November 1, 2004), its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the period prior to the date Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 41.9% Russell 3000 Index, 15.1% MSCI EAFE NDTR-D Index, and 43.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 40.9% Russell 3000 Index, 14.6% MSCI EAFE NDTR-D Index, and 44.5% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2015 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Advisors
Signature*
Management Fees	0.1225%
12b-1 Fees	0.3500
Other Expenses	0.5500

Total Gross Operating Fees and Expenses	1.0225%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7000

Total Annual Fund Operating Expenses	1.7225%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.0525% for Advisors Signature Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Advisors Signature Class	$175	$543

Principal LifeTime 2020 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Signature Class is -7.50%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	10.11%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-7.77%

The bar chart above shows year-by-year total returns for the Advisors Signature Class shares. For periods prior to the first full calendar year of operations of the Fund’s Advisors Signature Class shares, the annual returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Signature Class	-5.08	9.68	5.30
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2020 Blended Index(2)	-0.84	10.54	5.48
Morningstar Target-Date 2015-2029 Category Average	-3.12	9.39	4.55

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Institutional Class was first sold (March 1, 2001).
For periods prior to the date on which the Advisors Signature Class began operations (November 1, 2004), its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the period prior to the date Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

(1)	The Manager portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 51.1% Russell 3000 Index, 19.4% MSCI EAFE NDTR-D Index, and 30.5% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 50.4% Russell 3000 Index, 19.1% MSCI EAFE NDTR-D Index, and 30.5% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2025 fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Advisors
Signature*
Management Fees	0.1225%
12b-1 Fees	0.3500
Other Expenses	0.5500

Total Gross Operating Fees and Expenses	1.0225%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7400

Total Annual Fund Operating Expenses	1.7625%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.0525% for Advisors Signature Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Advisors Signature Class	$178	$552

Principal LifeTime 2030 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Signature Class is -8.41%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	11.19%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-10.17%

The bar chart above shows year-by-year total returns for the Advisors Signature Class shares. For periods prior to the first full calendar year of operations of the Fund’s Advisors Signature Class shares, the annual returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Signature Class	-5.04	10.61	5.18
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2030 Blended Index(2)	-2.02	11.32	5.43
Morningstar Target-Date 2030+ Category Average	-4.93	11.43	4.43

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Institutional Class was first sold (March 1, 2001).
For periods prior to the date on which the Advisors Signature Class began operations (November 1, 2004), its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the period prior to the date Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 57.3% Russell 3000 Index, 22.5% MSCI EAFE NDTR-D Index, and 20.2% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 56.7% Russell 3000 Index, 22.3% MSCI EAFE NDTR-D Index, and 21.0% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2035 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Advisors
Signature*
Management Fees	0.1225%
12b-1 Fees	0.3500
Other Expenses	0.5500

Total Gross Operating Fees and Expenses	1.0225%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7500

Total Annual Fund Operating Expenses	1.7725%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.0525% for Advisors Signature Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Advisors Signature Class	$180	$558

Principal LifeTime 2040 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Signature Class is -9.04%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	12.24%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-12.28%

The bar chart above shows year-by-year total returns for the Advisors Signature Class shares. For periods prior to the first full calendar year of operations of the Fund’s Advisors Signature Class shares, the annual returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Signature Class	-5.16	11.20	5.28
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2040 Blended Index(2)	-2.88	12.10	5.44
Morningstar Target-Date 2030+ Category Average	-4.93	11.43	4.43

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Institutional Class was first sold (March 1, 2001).
For periods prior to the date on which the Advisors Signature Class began operations (November 1, 2004), its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the period prior to the date Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 61.8% Russell 3000 Index, 24.7% MSCI EAFE NDTR-D Index, and 13.5% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 61.4% Russell 3000 Index, 24.6% MSCI EAFE NDTR-D Index, and 14.0% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2045 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Advisors
Signature*
Management Fees	0.1225%
12b-1 Fees	0.3500
Other Expenses	0.5700

Total Gross Operating Fees and Expenses	1.0425%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700

Total Annual Fund Operating Expenses	1.8125%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.0525% for Advisors Signature Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Advisors Signature Class	$184	$570

Principal LifeTime 2050 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Signature Class is -9.33%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	13.39%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-14.87%

The bar chart above shows year-by-year total returns for the Advisors Signature Class shares. For periods prior to the first full calendar year of operations of the Fund’s Advisors Signature Class shares, the annual returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Signature Class	-5.29	11.93	4.71
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2050 Blended Index(2)	-3.33	13.06	5.47
Morningstar Target-Date 2030+ Category Average	-4.93	11.43	4.43

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Institutional Class was first sold (March 1, 2001).
For periods prior to the date on which the Advisors Signature Class began operations (November 1, 2004), its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the period prior to the date Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2055 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Advisors
Signature*
Management Fees	0.1225%
12b-1 Fees	0.3500
Other Expenses	0.6700

Total Gross Operating Fees and Expenses	1.1425%
Fee Reduction and/or Expense Reimbursement at Principal LifeTime Fund Level*	0.0900

Net Expenses	1.0525
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700

Total Annual Fund Operating Expenses	1.8225%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.0525% for the Advisors Signature Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Advisors Signature Class	$185	$573

Principal LifeTime Strategic Income Fund

Principal Investment Strategies
The Fund invests in underlying fixed-income funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Signature Class is -4.12%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	6.81%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-3.54%

The bar chart above shows year-by-year total returns for the Advisors Signature Class shares. For periods prior to the first full calendar year of operations of the Fund’s Advisors Signature Class shares, the annual returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invested in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Signature Class	-4.45	6.43	4.19
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime Strategic Income Blended Index(2)	4.74	8.50	5.47
Morningstar Target-Date 2000-2014 Category Average	-0.35	7.00	4.30

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Institutional Class was first sold (March 1, 2001)
For periods prior to the date on which the Advisors Signature Class began operations (November 1, 2004), its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the period prior to the date Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Lehman Brothers Aggregate Bond Index.

Fees and Expenses of the Principal LifeTime Funds
The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Advisors Signature Class shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2007. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2007.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Advisors Signature Class Shares
							Principal
	Principal	Principal	Principal	Principal	Principal		LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime		Strategic
	2010	2020	2030	2040	2050		Income
For the year ended October 31, 2007	Fund	Fund	Fund	Fund	Fund(1)		Fund(1)
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%		0.1225%
12b-1 Fees	0.3500	0.3500	0.3500	0.3500	0.3500		0.3500
Other Expenses*	0.5300	0.5300	0.5300	0.5300	0.5400		0.5400

Total Gross Operating Fees and Expenses	1.0025%	1.0025%	1.0025%	1.0025%	1.0125	%(1)	1.0125	%(1)
Acquired Fund (Underlying Fund) Operating Expenses	0.6500	0.7000	0.7300	0.7500	0.7600		0.5500

Total Annual Fund Operating Expenses	1.6525%	1.7025%	1.7325%	1.7525%	1.7725%		1.5625%

* Other Expenses Include:
Service Fee	0.25%	0.25%	0.25%	0.25%	0.25%		0.25%
Administrative Service Fee	0.28	0.28	0.28	0.28	0.28		0.28

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
The example is intended to help you compare the cost of investing in a LifeTime Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all your shares at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses, including the operating expenses of the underlying funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Advisors Signature Class Shares
	Number of years you own your shares
	1	3	5	10
Principal LifeTime 2010 Fund	$168	$521	$898	$1,957
Principal LifeTime 2020 Fund	173	536	924	2,011
Principal LifeTime 2030 Fund	176	546	940	2,044
Principal LifeTime 2040 Fund	178	552	950	2,065
Principal LifeTime 2050 Fund	180	558	961	2,087
Principal LifeTime Strategic Income Fund	159	493	851	1,859

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Manager

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio manager appointed by Principal for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio managers PGI have appointed for each Principal LifeTime Account are David M. Blake, Tim Dunbar, and Dirk Laschanzky. Messrs. Blake, Dunbar, Fennessey, Finnegan, Laschanzky, and Welch share day-to-day management of the Principal LifeTime Accounts according to their respective responsibilities which are described as follows. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Account’s strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James Fennessey, CFA. Mr. Fennessey is a Vice President of Principal. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a B.S. in Business Administration, with an emphasis in Finance and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

Michael P. Finnegan, CFA. Mr. Finnegan is a Chief Investment Officer of Principal. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.

Randy L. Welch. Mr. Welch is a Vice President of Principal. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an M.B.A. from Drake University.

Sub-Advisor

Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor:	Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

Day-to-Day Management

David M. Blake, CFA. Mr. Blake is the executive director and chief investment officer of fixed income for Principal Global Investors. Prior to joining Principal Global Investors in 2000, he was a senior portfolio manager for Boatmen’s Capital Management, a subsidiary of Bank of America, where he began his career in 1989. Mr. Blake received both a bachelor’s degree and an MBA degree from Saint Louis University. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

Tim Dunbar. Mr. Dunbar is executive director and head of equities for Principal Global Investors. In this capacity, he oversees the business management and strategic direction of the firm’s equity group on a global basis. He joined the firm in 1986 and has held a wide range of investment management roles and has been a member of the Principal Global Investors senior management team for nearly five years. Most recently, he was responsible for overseeing asset management merger and acquisition activities. Mr. Dunbar received a bachelor’s degree from Iowa State University.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

Dirk Laschanzky, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

WE’LL GIVE YOU AN EDGEsm

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 811-29 ©2008 Principal Financial Services, Inc. 04/2008

Principal Investors Fund, Inc. PRINCIPAL LIFETIME FUNDS PROFILE Advisors Select
The date of this profile is May 30, 2008

This Profile summarizes key information about the Principal LifeTime Funds that are included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Principal LifeTime Funds, including a more detailed description of the risks associated with investing in these Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.

Principal Investors Fund, Inc. offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor’s particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as “target date funds.” The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income (the “Principal LifeTime Funds”).

Objective:	The investment objective of each of the Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, and 2055 Funds is to seek a total return consisting of long-term growth of capital and current income.

The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.

Main Strategies and Risks
To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the “underlying funds”) that Principal Management Corporation (“Principal”), the manager of the Funds, and Principal Global Investors, LLC (“PGI”), the Funds’ Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. Each of the Principal LifeTime Funds may invest in any of the Institutional Class shares of the equity funds or fixed-income funds of Principal Investors Fund, at the sub-advisors discretion. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund’s assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, “hybrid” securities (such as real estate securities and preferred securities, which may produce current income as well as capital gains) and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund’s Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal

LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund’s underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.

There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund’s shares is affected by changes in the value of the securities it owns. The Fund’s performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund’s overall price swings. However, the Fund’s share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund’s assets rise or fall, the Fund’s share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in stocks, the greater the potential exposure to the following risks:

•	Equity Securities Risk
•	Derivatives Risk
•	Active Trading Risk
•	Growth Stock Risk
•	Market Segment (Large Cap) Risk
•	Underlying Fund Risk
•	Value Stock Risk
•	Exchange Rate Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in bonds or other forms of fixed-income securities, the greater the potential exposure to the following risks:

•	Fixed-Income Risk
•	U.S. Government Sponsored Securities Risk
•	Municipal Securities Risk
•	High Yield Securities Risk
•	Portfolio Duration Risk
•	U.S. Government Securities Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest in foreign investments, the greater the potential exposure to the following risks:

•	Foreign Securities Risk
•	Market Segment Risk
•	Exchange Rate Risk
•	Derivatives Risk
•	Small Company Risk

Each Principal LifeTime Fund is also subject to the following risks:

Securities Lending Risk. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.

PGI has provided investment advice to each Principal LifeTime Fund since its inception.

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

As of October 31, 2007, each Principal LifeTime Fund’s assets were allocated among the underlying funds as identified in the table below. The allocations for the Principal LifeTime 2015, Principal LifeTime 2025, Principal LifeTime 2035, Principal LifeTime 2045, and Principal LifeTime 2055 Funds because they did not commence operations until February 29, 2008 are estimated.

											Principal
	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2015	2020	2025	2030	2035	2040	2045	2050	2055	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Bond & Mortgage Securities Fund	25.62%	23.00%	18.78%	15.20%	10.32%	7.90%	4.65%	3.20%	1.90%	2.10%	42.84%
Disciplined LargeCap Blend Fund	9.41	8.37	11.37	10.21	12.37	11.60	12.57	12.49	12.45	12.70	3.78
High Yield Fund	2.01	4.70	2.86	5.00	3.29	5.00	3.56	5.00	3.65	4.90	—
High Yield Fund II	0.65	—	0.83	—	0.91	—	0.95	—	1.00	—	—
Inflation Protection Fund	3.40	1.50	—	—	—	—	—	—	—	—	13.00
International Emerging Markets Fund	2.93	2.80	3.94	3.50	4.52	3.90	5.07	4.20	5.10	4.00	—
International Growth Fund	9.13	9.31	11.60	11.35	13.31	12.86	14.34	13.84	15.10	14.30	4.14
LargeCap Growth Fund	4.28	4.35	5.14	5.30	6.21	6.03	6.74	6.49	7.26	6.60	2.02
LargeCap Value Fund	2.54	3.16	3.09	3.86	3.79	4.39	4.24	4.72	4.46	4.80	1.55
Partners International Fund	5.16	4.88	6.23	5.95	7.17	6.75	7.82	7.26	7.86	7.50	2.48
Partners LargeCap Blend Fund I	4.94	4.42	5.78	5.38	6.25	6.12	6.61	6.59	6.51	6.70	2.33
Partners LargeCap Growth Fund I	4.26	5.14	5.65	6.27	6.50	7.13	7.65	7.67	7.97	7.80	1.64
Partners LargeCap Value Fund	2.47	3.17	3.15	3.86	3.57	4.39	4.20	4.72	4.40	4.80	1.67
Partners LargeCap Value Fund I	2.57	3.17	3.24	3.86	3.83	4.39	4.26	4.72	4.65	4.80	—
Partners MidCap Growth Fund	—	1.19	1.43	1.45	1.76	1.64	1.84	1.77	1.96	1.80	—
Partners MidCap Value Fund I	—	1.19	1.12	1.45	1.51	1.64	1.59	1.77	1.68	1.80	—
Partners SmallCap Growth Fund I	—	1.19	—	1.45	1.16	1.64	1.49	1.77	1.88	1.80	—
Partners SmallCap Growth Fund III	1.55	1.19	1.92	1.45	1.62	1.64	1.69	1.77	1.77	1.80	—
Partners SmallCap Value Fund I	—	1.19	—	1.45	0.96	1.64	1.30	1.77	1.64	1.80	—
Preferred Securities Fund	6.21	6.30	5.22	5.30	4.23	4.30	3.23	3.30	2.67	3.00	6.59
Real Estate Securities Fund	5.82	6.30	4.81	5.30	3.93	4.30	3.38	4.00	3.40	4.00	4.36
SmallCap S&P 600 Index Fund	2.37	0.79	2.11	0.96	1.32	1.10	1.29	1.18	1.09	1.20	1.65
SmallCap Value Fund	1.40	1.19	1.73	1.45	1.47	1.64	1.53	1.77	1.60	1.80	—
Ultra Short Bond Fund	3.28	1.50	—	—	—	—	—	—	—	—	11.95

Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Historical Performance
The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund’s total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund’s investment return is net of the operating expenses of each of the underlying funds.

Principal LifeTime 2010 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Select Class is -6.34%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	8.50%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-5.56%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Select Class	-5.04	8.11	4.83
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2010 Blended Index(2)	0.84	9.23	5.27
Morningstar Target-Date 2000-2014 Category Average	-0.35	7.00	4.30

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Advisors Select class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 41.9% Russell 3000 Index, 15.1% MSCI EAFE NDTR-D Index, and 43.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 40.9% Russell 3000 Index, 14.6% MSCI EAFE NDTR-D Index, and 44.5% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2015 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Management Fees	0.1225%
12b-1 Fees	0.3000
Other Expenses	0.4700

Total Gross Operating Fees and Expenses	0.8925%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7000

Total Annual Fund Operating Expenses	1.5925%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.9225% for Advisors Select Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Advisors Select Class	$162	$503

Principal LifeTime 2020 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Select Class is -7.46%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	10.12%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-7.78%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Select Class	-4.91	9.82	5.44
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04

Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2020 Blended Index(2)	-0.84	10.54	5.48
Morningstar Target-Date 2015-2029 Category Average	-3.12	9.39	4.55

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Advisors Select class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 51.1% Russell 3000 Index, 19.4% MSCI EAFE NDTR-D Index, and 30.5% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 50.4% Russell 3000 Index, 19.1% MSCI EAFE NDTR-D Index, and 30.5% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2025 fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Management Fees	0.1225%
12b-1 Fees	0.3000
Other Expenses	0.4700

Total Gross Operating Fees and Expenses	0.8925%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7400

Total Annual Fund Operating Expenses	1.6325%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.9225% for Advisors Select Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Advisors Select Class	$165	$512

Principal LifeTime 2030 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Select Class is -8.36%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	11.35%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-10.11%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Select Class	-4.94	10.77	5.30
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2030 Blended Index(2)	-2.02	11.32	5.43
Morningstar Target-Date 2030+ Category Average	-4.93	11.43	4.43

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Advisors Select class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 57.3% Russell 3000 Index, 22.5% MSCI EAFE NDTR-D Index, and 20.2% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 56.7% Russell 3000 Index, 22.3% MSCI EAFE NDTR-D Index, and 21.0% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2035 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Management Fees	0.1225%
12b-1 Fees	0.3000
Other Expenses	0.4700

Total Gross Operating Fees and Expenses	0.8925%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7500

Total Annual Fund Operating Expenses	1.6425%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.9225% for Advisors Select Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Advisors Select Class	$167	$518

Principal LifeTime 2040 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Select Class is -8.99%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	12.38%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-12.12%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Select Class	-4.99	11.41	5.45
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2040 Blended Index(2)	-2.88	12.10	5.44
Morningstar Target-Date 2030+ Category Average	-4.93	11.43	4.43

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Advisors Select class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 61.8% Russell 3000 Index, 24.7% MSCI EAFE NDTR-D Index, and 13.5% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 61.4% Russell 3000 Index, 24.6% MSCI EAFE NDTR-D Index, and 14.0% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2045 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Management Fees	0.1225%
12b-1 Fees	0.3000
Other Expenses	0.4900

Total Gross Operating Fees and Expenses	0.9125%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700

Total Annual Fund Operating Expenses	1.6825%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.9225% for Advisors Select Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Advisors Select Class	$171	$530

Principal LifeTime 2050 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Select Class is -9.29%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	13.36%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-14.90%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Select Class	-5.19	12.09	4.88
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2050 Blended Index(2)	-3.33	13.06	5.47
Morningstar Target-Date 2030+ Category Average	-4.93	11.43	4.43

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Advisors Select class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2055 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Management Fees	0.1225%
12b-1 Fees	0.3000
Other Expenses	0.5900

Total Gross Operating Fees and Expenses	1.0125%
Fee Reduction and/or Expense Reimbursement at Principal LifeTime Fund Level*	0.0900

Net Expenses	0.9225
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700

Total Annual Fund Operating Expenses	1.6925%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.9225% for the Advisors Select Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Advisors Select Class	$172	$533

Principal LifeTime Strategic Income Fund

Principal Investment Strategies
The Fund invests in underlying fixed-income funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Select Class is -4.05%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	6.94%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-3.54%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Select Class	-4.34	6.63	4.36
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime Strategic Income Blended Index(2)	4.74	8.50	5.47
Morningstar Target-Date 2000-2014 Category Average	-0.35	7.00	4.30

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Advisors Select class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Lehman Brothers Aggregate Bond Index.

Fees and Expenses of the Principal LifeTime Funds
The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Advisors Select Class shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2007. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2007.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Advisors Select Class Shares
							Principal
	Principal	Principal	Principal	Principal	Principal		LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime		Strategic
	2010	2020	2030	2040	2050		Income
For the year ended October 31, 2007	Fund	Fund	Fund	Fund	Fund(1)		Fund(1)
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%		0.1225%
12b-1 Fees	0.3000	0.3000	0.3000	0.3000	0.3000		0.3000
Other Expenses*	0.4500	0.4500	0.4500	0.4500	0.4600		0.4600

Total Gross Operating Fees and Expenses	0.8725%	0.8725%	0.8725	0.8725	0.8825	%(1)	0.8825	%(1)
Acquired Fund (Underlying Fund) Operating Expenses	0.6500	0.7000	0.7300	0.7500	0.7600		0.5500

Total Annual Fund Operating Expenses	1.5225%	1.5725%	1.6025%	1.6225%	1.6425%		1.4325%

* Other Expenses Include:
Service Fee	0.25%	0.25%	0.25%	0.25%	0.25%		0.25%
Administrative Service Fee	0.20	0.20	0.20	0.20	0.20		0.20

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
The example is intended to help you compare the cost of investing in a LifeTime Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all your shares at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses, including the operating expenses of the underlying funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

Advisors Select Class Shares
	Number of years you own your shares
	1	3	5	10
Principal LifeTime 2010 Fund	$155	$481	$830	$1,815
Principal LifeTime 2020 Fund	160	496	856	1,870
Principal LifeTime 2030 Fund	163	506	872	1,903
Principal LifeTime 2040 Fund	165	512	883	1,925
Principal LifeTime 2050 Fund	167	518	893	1,946
Principal LifeTime Strategic Income Fund	146	453	783	1,716

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Manager

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio manager appointed by Principal for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio managers PGI have appointed for each Principal LifeTime Account are David M. Blake, Tim Dunbar, and Dirk Laschanzky. Messrs. Blake, Dunbar, Fennessey, Finnegan, Laschanzky, and Welch share day-to-day management of the Principal LifeTime Accounts according to their respective responsibilities which are described as follows. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Account’s strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James Fennessey, CFA. Mr. Fennessey is a Vice President of Principal. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a B.S. in Business Administration, with an emphasis in Finance and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

Michael P. Finnegan, CFA. Mr. Finnegan is a Chief Investment Officer of Principal. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.

Randy L. Welch. Mr. Welch is a Vice President of Principal. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an M.B.A. from Drake University.

Sub-Advisor

Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor:	Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

Day-to-Day Management

David M. Blake, CFA. Mr. Blake is the executive director and chief investment officer of fixed income for Principal Global Investors. Prior to joining Principal Global Investors in 2000, he was a senior portfolio manager for Boatmen’s Capital Management, a subsidiary of Bank of America, where he began his career in 1989. Mr. Blake received both a bachelor’s degree and an MBA degree from Saint Louis University. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

Tim Dunbar. Mr. Dunbar is executive director and head of equities for Principal Global Investors. In this capacity, he oversees the business management and strategic direction of the firm’s equity group on a global basis. He joined the firm in 1986 and has held a wide range of investment management roles and has been a member of the Principal Global Investors senior management team for nearly five years. Most recently, he was responsible for overseeing asset management merger and acquisition activities. Mr. Dunbar received a bachelor’s degree from Iowa State University.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

Dirk Laschanzky, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

WE’LL GIVE YOU AN EDGEsm

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 422-29 ©2008 Principal Financial Services, Inc. 04/2008

Principal Investors Fund, Inc. PRINCIPAL LIFETIME FUNDS PROFILE Preferred
The date of this profile is May 30, 2008

This Profile summarizes key information about the Principal LifeTime Funds that are included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Principal LifeTime Funds, including a more detailed description of the risks associated with investing in these Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.

Principal Investors Fund, Inc. offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor’s particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as “target date funds.” The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income (the “Principal LifeTime Funds”).

Objective:	The investment objective of each of the Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, and 2055 Funds is to seek a total return consisting of long-term growth of capital and current income.

The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.

Main Strategies and Risks
To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the “underlying funds”) that Principal Management Corporation (“Principal”), the manager of the Funds, and Principal Global Investors, LLC (“PGI”), the Funds’ Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. Each of the Principal LifeTime Funds may invest in any of the Institutional Class shares of the equity funds or fixed-income funds of Principal Investors Fund, at the sub-advisors discretion. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund’s assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, “hybrid” securities (such as real estate securities and preferred securities, which may produce current income as well as capital gains) and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund’s Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal

LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund’s underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.

There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund’s shares is affected by changes in the value of the securities it owns. The Fund’s performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund’s overall price swings. However, the Fund’s share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund’s assets rise or fall, the Fund’s share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in stocks, the greater the potential exposure to the following risks:

•	Equity Securities Risk
•	Derivatives Risk
•	Active Trading Risk
•	Growth Stock Risk
•	Market Segment (Large Cap) Risk
•	Underlying Fund Risk
•	Value Stock Risk
•	Exchange Rate Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in bonds or other forms of fixed-income securities, the greater the potential exposure to the following risks:

•	Fixed-Income Risk
•	U.S. Government Sponsored Securities Risk
•	Municipal Securities Risk
•	High Yield Securities Risk
•	Portfolio Duration Risk
•	U.S. Government Securities Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest in foreign investments, the greater the potential exposure to the following risks:

•	Foreign Securities Risk
•	Market Segment Risk
•	Exchange Rate Risk
•	Derivatives Risk
•	Small Company Risk

Each Principal LifeTime Fund is also subject to the following risks:

Securities Lending Risk. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.

PGI has provided investment advice to each Principal LifeTime Fund since its inception.

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

As of October 31, 2007, each Principal LifeTime Fund’s assets were allocated among the underlying funds as identified in the table below. The allocations for the Principal LifeTime 2015, Principal LifeTime 2025, Principal LifeTime 2035, Principal LifeTime 2045, and Principal LifeTime 2055 Funds because they did not commence operations until February 29, 2008 are estimated.

											Principal
	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2015	2020	2025	2030	2035	2040	2045	2050	2055	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Bond & Mortgage Securities Fund	25.62%	23.00%	18.78%	15.20%	10.32%	7.90%	4.65%	3.20%	1.90%	2.10%	42.84%
Disciplined LargeCap Blend Fund	9.41	8.37	11.37	10.21	12.37	11.60	12.57	12.49	12.45	12.70	3.78
High Yield Fund	2.01	4.70	2.86	5.00	3.29	5.00	3.56	5.00	3.65	4.90	—
High Yield Fund II	0.65	—	0.83	—	0.91	—	0.95	—	1.00	—	—
Inflation Protection Fund	3.40	1.50	—	—	—	—	—	—	—	—	13.00
International Emerging Markets Fund	2.93	2.80	3.94	3.50	4.52	3.90	5.07	4.20	5.10	4.00	—
International Growth Fund	9.13	9.31	11.60	11.35	13.31	12.86	14.34	13.84	15.10	14.30	4.14
LargeCap Growth Fund	4.28	4.35	5.14	5.30	6.21	6.03	6.74	6.49	7.26	6.60	2.02
LargeCap Value Fund	2.54	3.16	3.09	3.86	3.79	4.39	4.24	4.72	4.46	4.80	1.55
Partners International Fund	5.16	4.88	6.23	5.95	7.17	6.75	7.82	7.26	7.86	7.50	2.48
Partners LargeCap Blend Fund I	4.94	4.42	5.78	5.38	6.25	6.12	6.61	6.59	6.51	6.70	2.33
Partners LargeCap Growth Fund I	4.26	5.14	5.65	6.27	6.50	7.13	7.65	7.67	7.97	7.80	1.64
Partners LargeCap Value Fund	2.47	3.17	3.15	3.86	3.57	4.39	4.20	4.72	4.40	4.80	1.67
Partners LargeCap Value Fund I	2.57	3.17	3.24	3.86	3.83	4.39	4.26	4.72	4.65	4.80	—
Partners MidCap Growth Fund	—	1.19	1.43	1.45	1.76	1.64	1.84	1.77	1.96	1.80	—
Partners MidCap Value Fund I	—	1.19	1.12	1.45	1.51	1.64	1.59	1.77	1.68	1.80	—
Partners SmallCap Growth Fund I	—	1.19	—	1.45	1.16	1.64	1.49	1.77	1.88	1.80	—
Partners SmallCap Growth Fund III	1.55	1.19	1.92	1.45	1.62	1.64	1.69	1.77	1.77	1.80	—
Partners SmallCap Value Fund I	—	1.19	—	1.45	0.96	1.64	1.30	1.77	1.64	1.80	—
Preferred Securities Fund	6.21	6.30	5.22	5.30	4.23	4.30	3.23	3.30	2.67	3.00	6.59
Real Estate Securities Fund	5.82	6.30	4.81	5.30	3.93	4.30	3.38	4.00	3.40	4.00	4.36
SmallCap S&P 600 Index Fund	2.37	0.79	2.11	0.96	1.32	1.10	1.29	1.18	1.09	1.20	1.65
SmallCap Value Fund	1.40	1.19	1.73	1.45	1.47	1.64	1.53	1.77	1.60	1.80	—
Ultra Short Bond Fund	3.28	1.50	—	—	—	—	—	—	—	—	11.95

Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Historical Performance
The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund’s total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund’s investment return is net of the operating expenses of each of the underlying funds.

Principal LifeTime 2010 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Preferred Class is -6.16%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	8.73%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-5.44%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Preferred Class	-4.55	8.68	5.35
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2010 Blended Index(2)	0.84	9.23	5.27
Morningstar Target-Date 2000-2014 Category Average	-0.35	7.00	4.30

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Preferred class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.
(2)	The weightings for this blended index as of March 31, 2007, were 41.9% Russell 3000 Index, 15.1% MSCI EAFE NDTR-D Index, and 43.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 40.9% Russell 3000 Index, 14.6% MSCI EAFE NDTR-D Index, and 44.5% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2015 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Preferred*
Management Fees	0.1225%
12b-1 Fees	N/A
Other Expenses	0.2800

Total Gross Operating Fees and Expenses	0.4025%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7000

Total Annual Fund Operating Expenses	1.1025%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.4325% for Preferred Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Preferred Class	$112	$351

Principal LifeTime 2020 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Preferred Class is -7.36%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	10.34%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-7.67%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Preferred Class	-4.49	10.36	5.95
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2020 Blended Index(2)	-0.84	10.54	5.48
Morningstar Target-Date 2015-2029 Category Average	-3.12	9.39	4.55

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Preferred class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 51.1% Russell 3000 Index, 19.4% MSCI EAFE NDTR-D Index, and 30.5% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 50.4% Russell 3000 Index, 19.1% MSCI EAFE NDTR-D Index, and 30.5% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2025 fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Preferred*
Management Fees	0.1225%
12b-1 Fees	N/A
Other Expenses	0.2800

Total Gross Operating Fees and Expenses	0.4025%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7400

Total Annual Fund Operating Expenses	1.1425%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.4325% for Preferred Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Preferred Class	$115	$360

Principal LifeTime 2030 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Preferred Class is -8.25%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	11.45%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-9.98%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Preferred Class	-4.46	11.31	5.83
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2030 Blended Index(2)	-2.02	11.32	5.43
Morningstar Target-Date 2030+ Category Average	-4.93	11.43	4.43

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Preferred class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 57.3% Russell 3000 Index, 22.5% MSCI EAFE NDTR-D Index, and 20.2% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 56.7% Russell 3000 Index, 22.3% MSCI EAFE NDTR-D Index, and 21.0% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2035 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Preferred*
Management Fees	0.1225%
12b-1 Fees	N/A
Other Expenses	0.2800

Total Gross Operating Fees and Expenses	0.4025%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7500

Total Annual Fund Operating Expenses	1.1525%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.4325% for Preferred Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Preferred Class	$117	$366

Principal LifeTime 2040 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Preferred Class is -8.83%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	12.49%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-12.09%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Preferred Class	-4.51	11.93	5.96
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2040 Blended Index(2)	-2.88	12.10	5.44
Morningstar Target-Date 2030+ Category Average	-4.93	11.43	4.43

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Preferred class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 61.8% Russell 3000 Index, 24.7% MSCI EAFE NDTR-D Index, and 13.5% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 61.4% Russell 3000 Index, 24.6% MSCI EAFE NDTR-D Index, and 14.0% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2045 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Preferred*
Management Fees	0.1225%
12b-1 Fees	N/A
Other Expenses	0.3000

Total Gross Operating Fees and Expenses	0.4225%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700

Total Annual Fund Operating Expenses	1.1925%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.4325% for Preferred Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Preferred Class	$122	$379

Principal LifeTime 2050 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Preferred Class is -9.18%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	13.49%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-14.66%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Preferred Class	-4.71	12.63	5.38
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2050 Blended Index(2)	-3.33	13.06	5.47
Morningstar Target-Date 2030+ Category Average	-4.93	11.43	4.43

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Preferred class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2055 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Preferred*
Management Fees	0.1225%
12b-1 Fees	N/A
Other Expenses	0.4000

Total Gross Operating Fees and Expenses	0.5225%
Fee Reduction and/or Expense Reimbursement at Principal LifeTime Fund Level*	0.0900

Net Expenses	0.4325
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700

Total Annual Fund Operating Expenses	1.2025%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.4325% for the Preferred Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Preferred Class	$123	$382

Principal LifeTime Strategic Income Fund

Principal Investment Strategies
The Fund invests in underlying fixed-income funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Preferred Class is -3.95%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	7.04%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-3.43%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Preferred Class	-3.86	7.13	4.87
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime Strategic Income Blended Index(2)	4.74	8.50	5.47
Morningstar Target-Date 2000-2014 Category Average	-0.35	7.00	4.30

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Preferred class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Lehman Brothers Aggregate Bond Index.

Fees and Expenses of the Principal LifeTime Funds
The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Preferred Class shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2007. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2007.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Preferred Class Shares
							Principal
	Principal	Principal	Principal	Principal	Principal		LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime		Strategic
	2010	2020	2030	2040	2050		Income
For the year ended October 31, 2007	Fund	Fund	Fund	Fund	Fund		Fund
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%		0.1225%
Other Expenses*	0.2600%	0.2600%	0.2600%	0.2600%	0.2700%		0.2700%

Total Gross Operating Fees and Expenses	0.3825%	0.3825%	0.3825%	0.3825%	0.3925	%(1)	0.3925	%(1)

Acquired Fund (“Underlying Fund”) Operating Expenses	0.6500%	0.7000%	0.7300%	0.7500%	0.7600%		0.5500%

Total Annual Fund Operating Expenses	1.0325%	1.0825%	1.1125%	1.1325%	1.1525%		0.9425%

* Other Expenses Include:
Service Fee	0.15%	0.15%	0.15%	0.15%	0.15%		0.15%
Administrative Service Fee	0.11	0.11	0.11	0.11	0.11		0.11

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
The Example is intended to help you compare the cost of investing in a LifeTime Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all your shares at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses, including the operating expenses of the underlying funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Preferred Class Shares
	Number of years you own your shares
	1	3	5	10
Principal LifeTime 2010 Fund	$105	$329	$570	$1,262
Principal LifeTime 2020 Fund	$110	$344	$597	$1,320
Principal LifeTime 2030 Fund	$113	$354	$613	$1,355
Principal LifeTime 2040 Fund	$115	$360	$624	$1,377
Principal LifeTime 2050 Fund	$117	$366	$634	$1,400
Principal LifeTime Strategic Income Fund	$96	$300	$521	$1,158

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Manager

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio manager appointed by Principal for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio managers PGI have appointed for each Principal LifeTime Account are David M. Blake, Tim Dunbar, and Dirk Laschanzky. Messrs. Blake, Dunbar, Fennessey, Finnegan, Laschanzky, and Welch share day-to-day management of the Principal LifeTime Accounts according to their respective responsibilities which are described as follows. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Account’s strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs, Blake, Dunbar and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James Fennessey, CFA. Mr. Fennessey is a Vice President of Principal. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a B.S. in Business Administration, with an emphasis in Finance and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

Michael P. Finnegan, CFA. Mr. Finnegan is a Chief Investment Officer of Principal. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.

Randy L. Welch. Mr. Welch is a Vice President of Principal. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an M.B.A. from Drake University.

Sub-Advisor

Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor:	Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

Day-to-Day Management

David M. Blake, CFA. Mr.  Blake is the executive director and chief investment officer of fixed income for Principal Global Investors. Prior to joining Principal Global Investors in 2000, he was a senior portfolio manager for Boatmen’s Capital Management, a subsidiary of Bank of America, where he began his career in 1989. Mr. Blake received both a bachelor’s degree and an MBA degree from Saint Louis University. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

Tim Dunbar. Mr. Dunbar is executive director and head of equities for Principal Global Investors. In this capacity, he oversees the business management and strategic direction of the firm’s equity group on a global basis. He joined the firm in 1986 and has held a wide range of investment management roles and has been a member of the Principal Global Investors senior management team for nearly five years. Most recently, he was responsible for overseeing asset management merger and acquisition activities. Mr. Dunbar received a bachelor’s degree from Iowa State University.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

Dirk Laschanzky, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 372-29   ©2008 Principal Financial Services, Inc.   04/2008

Principal Investors Fund, Inc. PRINCIPAL LIFETIME FUNDS PROFILE Advisors Preferred
The date of this profile is May 30, 2008

This Profile summarizes key information about the Principal LifeTime Funds that are included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Principal LifeTime Funds, including a more detailed description of the risks associated with investing in these Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.

Principal Investors Fund, Inc. offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor’s particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as “target date funds.” The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income (the “Principal LifeTime Funds”).

Objective:	The investment objective of each of the Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, and 2055 Funds is to seek a total return consisting of long-term growth of capital and current income.

The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.

Main Strategies and Risks
To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the “underlying funds”) that Principal Management Corporation (“Principal”), the manager of the Funds, and Principal Global Investors, LLC (“PGI”), the Funds’ Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. Each of the Principal LifeTime Funds may invest in any of the Institutional Class shares of the equity funds or fixed-income funds of Principal Investors Fund, at the sub-advisors discretion. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund’s assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, “hybrid” securities (such as real estate securities and preferred securities, which may produce current income as well as capital gains) and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund’s Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal

LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund’s underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.

There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund’s shares is affected by changes in the value of the securities it owns. The Fund’s performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund’s overall price swings. However, the Fund’s share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund’s assets rise or fall, the Fund’s share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in stocks, the greater the potential exposure to the following risks:

•	Equity Securities Risk
•	Derivatives Risk
•	Active Trading Risk
•	Growth Stock Risk
•	Market Segment (Large Cap) Risk
•	Underlying Fund Risk
•	Value Stock Risk
•	Exchange Rate Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in bonds or other forms of fixed-income securities, the greater the potential exposure to the following risks:

•	Fixed-Income Risk
•	U.S. Government Sponsored Securities Risk
•	Municipal Securities Risk
•	High Yield Securities Risk
•	Portfolio Duration Risk
•	U.S. Government Securities Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest in foreign investments, the greater the potential exposure to the following risks:

•	Foreign Securities Risk
•	Market Segment Risk
•	Exchange Rate Risk
•	Derivatives Risk
•	Small Company Risk

Each Principal LifeTime Fund is also subject to the following risks:

Securities Lending Risk. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.

PGI has provided investment advice to each Principal LifeTime Fund since its inception.

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

As of October 31, 2007, each Principal LifeTime Fund’s assets were allocated among the underlying funds as identified in the table below. The allocations for the Principal LifeTime 2015, Principal LifeTime 2025, Principal LifeTime 2035, Principal LifeTime 2045, and Principal LifeTime 2055 Funds because they did not commence operations until February 29, 2008 are estimated.

											Principal
	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2015	2020	2025	2030	2035	2040	2045	2050	2055	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Bond & Mortgage Securities Fund	25.62%	23.00%	18.78%	15.20%	10.32%	7.90%	4.65%	3.20%	1.90%	2.10%	42.84%
Disciplined LargeCap Blend Fund	9.41	8.37	11.37	10.21	12.37	11.60	12.57	12.49	12.45	12.70	3.78
High Yield Fund	2.01	4.70	2.86	5.00	3.29	5.00	3.56	5.00	3.65	4.90	—
High Yield Fund II	0.65	—	0.83	—	0.91	—	0.95	—	1.00	—	—
Inflation Protection Fund	3.40	1.50	—	—	—	—	—	—	—	—	13.00
International Emerging Markets Fund	2.93	2.80	3.94	3.50	4.52	3.90	5.07	4.20	5.10	4.00	—
International Growth Fund	9.13	9.31	11.60	11.35	13.31	12.86	14.34	13.84	15.10	14.30	4.14
LargeCap Growth Fund	4.28	4.35	5.14	5.30	6.21	6.03	6.74	6.49	7.26	6.60	2.02
LargeCap Value Fund	2.54	3.16	3.09	3.86	3.79	4.39	4.24	4.72	4.46	4.80	1.55
Partners International Fund	5.16	4.88	6.23	5.95	7.17	6.75	7.82	7.26	7.86	7.50	2.48
Partners LargeCap Blend Fund I	4.94	4.42	5.78	5.38	6.25	6.12	6.61	6.59	6.51	6.70	2.33
Partners LargeCap Growth Fund I	4.26	5.14	5.65	6.27	6.50	7.13	7.65	7.67	7.97	7.80	1.64
Partners LargeCap Value Fund	2.47	3.17	3.15	3.86	3.57	4.39	4.20	4.72	4.40	4.80	1.67
Partners LargeCap Value Fund I	2.57	3.17	3.24	3.86	3.83	4.39	4.26	4.72	4.65	4.80	—
Partners MidCap Growth Fund	—	1.19	1.43	1.45	1.76	1.64	1.84	1.77	1.96	1.80	—
Partners MidCap Value Fund I	—	1.19	1.12	1.45	1.51	1.64	1.59	1.77	1.68	1.80	—
Partners SmallCap Growth Fund I	—	1.19	—	1.45	1.16	1.64	1.49	1.77	1.88	1.80	—
Partners SmallCap Growth Fund III	1.55	1.19	1.92	1.45	1.62	1.64	1.69	1.77	1.77	1.80	—
Partners SmallCap Value Fund I	—	1.19	—	1.45	0.96	1.64	1.30	1.77	1.64	1.80	—
Preferred Securities Fund	6.21	6.30	5.22	5.30	4.23	4.30	3.23	3.30	2.67	3.00	6.59
Real Estate Securities Fund	5.82	6.30	4.81	5.30	3.93	4.30	3.38	4.00	3.40	4.00	4.36
SmallCap S&P 600 Index Fund	2.37	0.79	2.11	0.96	1.32	1.10	1.29	1.18	1.09	1.20	1.65
SmallCap Value Fund	1.40	1.19	1.73	1.45	1.47	1.64	1.53	1.77	1.60	1.80	—
Ultra Short Bond Fund	3.28	1.50	—	—	—	—	—	—	—	—	11.95

Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Historical Performance
The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund’s total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund’s investment return is net of the operating expenses of each of the underlying funds.

Principal LifeTime 2010 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Preferred Class is -6.25%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	8.61%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-5.55%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Preferred Class	-4.86	8.32	5.02
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2010 Blended Index(2)	0.84	9.23	5.27
Morningstar Target-Date 2000-2014 Category Average	-0.35	7.00	4.30

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Advisors Preferred class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 41.9% Russell 3000 Index, 15.1% MSCI EAFE NDTR-D Index, and 43.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 40.9% Russell 3000 Index, 14.6% MSCI EAFE NDTR-D Index, and 44.5% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2015 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Advisors
Preferred*
Management Fees	0.1225%
12b-1 Fees	0.2500
Other Expenses	0.3400

Total Gross Operating Fees and Expenses	0.7125%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7000

Total Annual Fund Operating Expenses	1.4125%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.7425% for Advisors Preferred Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Advisors Preferred Class	$144	$447

Principal LifeTime 2020 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Preferred Class is -7.45%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	10.23%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-7.78%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Preferred Class	-4.80	10.03	5.64
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2020 Blended Index(2)	-0.84	10.54	5.48
Morningstar Target-Date 2015-2029 Category Average	-3.12	9.39	4.55

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Advisors Preferred class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 51.1% Russell 3000 Index, 19.4% MSCI EAFE NDTR-D Index, and 30.5% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 50.4% Russell 3000 Index, 19.1% MSCI EAFE NDTR-D Index, and 30.5% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2025 fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Advisors
Preferred*
Management Fees	0.1225%
12b-1 Fees	0.2500
Other Expenses	0.3400

Total Gross Operating Fees and Expenses	0.7125%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7400

Total Annual Fund Operating Expenses	1.4525%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.7425% for Advisors Preferred Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Advisors Preferred Class	$147	$456

Principal LifeTime 2030 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Preferred Class is -8.26%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	11.44%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-9.99%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Preferred Class	-4.74	10.96	5.52
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2030 Blended Index(2)	-2.02	11.32	5.43
Morningstar Target-Date 2030+ Category Average	-4.93	11.43	4.43

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Advisors Preferred class was first sold (March 1, 2001).

(1)	(1) The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 57.3% Russell 3000 Index, 22.5% MSCI EAFE NDTR-D Index, and 20.2% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 56.7% Russell 3000 Index, 22.3% MSCI EAFE NDTR-D Index, and 21.0% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2035 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Advisors
Preferred*
Management Fees	0.1225%
12b-1 Fees	0.2500
Other Expenses	0.3400

Total Gross Operating Fees and Expenses	0.7125%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7500

Total Annual Fund Operating Expenses	1.4625%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.7425% for Advisors Preferred Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Advisors Preferred Class	$149	$462

Principal LifeTime 2040 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Preferred Class is -8.99%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	12.37%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-12.21%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Preferred Class	-4.89	11.55	5.62
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2040 Blended Index(2)	-2.88	12.10	5.44
Morningstar Target-Date 2030+ Category Average	-4.93	11.43	4.43

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Advisors Preferred class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 61.8% Russell 3000 Index, 24.7% MSCI EAFE NDTR-D Index, and 13.5% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 61.4% Russell 3000 Index, 24.6% MSCI EAFE NDTR-D Index, and 14.0% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2045 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Advisors
Preferred*
Management Fees	0.1225%
12b-1 Fees	0.2500
Other Expenses	0.3600

Total Gross Operating Fees and Expenses	0.7325%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700

Total Annual Fund Operating Expenses	1.5025%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.7425% for Advisors Preferred Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Advisors Preferred Class	$153	$475

Principal LifeTime 2050 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Preferred Class is -9.20%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	13.49%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-14.79%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Preferred Class	-4.95	12.29	5.06
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime 2050 Blended Index(2)	-3.33	13.06	5.47
Morningstar Target-Date 2030+ Category Average	-4.93	11.43	4.43

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Advisors Preferred class was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Lehman Brothers Aggregate Bond Index.

Principal LifeTime 2055 Fund

Principal Investment Strategies
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets)

Advisors
Preferred*
Management Fees	0.1225%
12b-1 Fees	0.2500
Other Expenses	0.4600

Total Gross Operating Fees and Expenses	0.8325%
Fee Reduction and/or Expense Reimbursement at Principal LifeTime Fund Level*	0.0900

Net Expenses	0.7425
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700

Total Annual Fund Operating Expenses	1.5125%

*	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.7425% for the Advisors Preferred Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Number of years you own your shares
	1	3
Advisors Preferred Class	$154	$478

Principal LifeTime Strategic Income Fund

Principal Investment Strategies
The Fund invests in underlying fixed-income funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.

Performance
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

The year-to-date return as of March 31, 2008 for the Advisors Preferred Class is -4.14%.

Highest return for a quarter during the period of the bar chart above:	Q2 ’03	6.94%
Lowest return for a quarter during the period of the bar chart above:	Q3 ’02	-3.43%

Average Annual Total Returns (%)

For the period ended March 31, 2008	Past 1 Year	Past 5 Years	Life of Fund*
Advisors Preferred Class	-4.26	6.75	4.50
S&P 500 Index	-5.08	11.32	2.70
Lehman Brothers Aggregate Bond Index	7.67	4.58	5.69
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index	-2.70	21.40	8.04
Russell 3000 Index(1)	-6.06	12.07	3.40
Principal LifeTime Strategic Income Blended Index(2)	4.74	8.50	5.47
Morningstar Target-Date 2000-2014 Category Average	-0.35	7.00	4.30

Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Advisors Preferred classes were first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Lehman Brothers Aggregate Bond Index.

Fees and Expenses of the Principal LifeTime Funds
The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Advisors Preferred Class shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2007. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2007.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Advisors Preferred Class Shares
							Principal
	Principal	Principal	Principal	Principal	Principal		LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime		Strategic
	2010	2020	2030	2040	2050		Income
For The Year Ended October 31, 2007	Fund	Fund	Fund	Fund	Fund		Fund
Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%		0.1225%
12b-1 Fees	0.2500	0.2500	0.2500	0.2500	0.2500		0.2500
Other Expenses	0.3200	0.3200	0.3200	0.3200	0.3300		0.3300

Total Gross Operating Fees and Expenses	0.6925%	0.6925%	0.6925%	0.6925%	0.7025	%(1)	0.7025	%(1)
Acquired Fund (Underlying Fund) Operating Expenses	0.6500	0.7000	0.7300	0.7500	0.7600		0.5500

Total Annual Fund Operating Expenses	1.3425%	1.3925%	1.4225%	1.4425%	1.4625%		1.2525%

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example
The example is intended to help you compare the cost of investing in a LifeTime Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all your shares at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses, including the operating expenses of the underlying funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Advisors Preferred Class Shares
	Number of years you own your shares
	1	3	5	10
Principal LifeTime 2010 Fund	$137	$425	$735	$1,615
Principal LifeTime 2020 Fund	$142	$441	$762	$1,671
Principal LifeTime 2030 Fund	$145	$450	$778	$1,705
Principal LifeTime 2040 Fund	$147	$456	$788	$1,727
Principal LifeTime 2050 Fund	$149	$462	$799	$1,749
Principal LifeTime Strategic Income Fund	$128	$397	$688	$1,514

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Manager

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio manager appointed by Principal for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio managers PGI have appointed for each Principal LifeTime Account are David M. Blake, Tim Dunbar, and Dirk Laschanzky. Messrs. Blake, Dunbar, Fennessey, Finnegan, Laschanzky, and Welch share day-to-day management of the Principal LifeTime Accounts according to their respective responsibilities which are described as follows. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Account’s strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James Fennessey, CFA. Mr. Fennessey is a Vice President of Principal. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a B.S. in Business Administration, with an emphasis in Finance and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer of Principal. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.

Randy L. Welch. Mr. Welch is a Vice President of Principal. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an M.B.A. from Drake University.

Sub-Advisor

Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor:	Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

Day-to-Day Management

David M. Blake, CFA. Mr. Blake is the executive director and chief investment officer of fixed income for Principal Global Investors. Prior to joining Principal Global Investors in 2000, he was a senior portfolio manager for Boatmen’s Capital Management, a subsidiary of Bank of America, where he began his career in 1989. Mr. Blake received both a bachelor’s degree and an MBA degree from Saint Louis University. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

Tim Dunbar. Mr. Dunbar is executive director and head of equities for Principal Global Investors. In this capacity, he oversees the business management and strategic direction of the firm’s equity group on a global basis. He joined the firm in 1986 and has held a wide range of investment management roles and has been a member of the Principal Global Investors senior management team for nearly five years. Most recently, he was responsible for overseeing asset management merger and acquisition activities. Mr. Dunbar received a bachelor’s degree from Iowa State University.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

Dirk Laschanzky, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

WE’LL GIVE YOU AN EDGEsm

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 404-29 ©2008 Principal Financial Services, Inc. 04/2008